Details of the Statements of Profit or Loss and Other Comprehensive Income (Loss) (Schedule of Financing Expenses) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Details of Statements of Profit or Loss and Other Comprehensive Income Loss [Abstract]
Change in fair value of derivatives, net		€ 3,156
Swap interest	206	110	607
Debentures interest and related expenses	2,604	2,753	1,990
Interest on loans	2,330	776	504
Loss from exchange rate differences, net		3,586	81
Consumer price index in Israel for loan	171
Bank charges and other commissions	210	180	151
Total financing expenses	€ 5,521	€ 10,561	€ 3,333